Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2019	May 31, 2019
Equity [Abstract]
Schedule of Outstanding Stock Warrants

A summary of the status of the Company’s outstanding stock warrants for the six months ended November 30, 2019 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2019	6,424,000	10.38

Granted – November 30, 2019	-
Outstanding – November 30, 2019	6,424.000	$10.38	May 2024
Warrants exercisable at November 30, 2019	6,424,000

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2019 and 2018 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2017	-	$-
Granted – August 2017	5,461,500	11.50	November 2023
Outstanding – May 31, 2018	5,461,500	11.50

Granted – May 31, 2019	962,500	4.00	May 2024
Outstanding – May 31, 2019	6,424.000	$10.38
Warrants exercisable at May 31, 2019	6,424,000